SHAREHOLDERS EQUITY - Schedule of dividend payable (Details) (Parenthetical) - R$ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHAREHOLDERS EQUITY
Dividend per share	R$ 1.58	R$ 1.27